Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1) (2) (3)	Average Summary Compen-sation Table Total for non-PEO NEOs (1)	Average Compen-sation Actually Paid to non-PEO NEOs (1) (2) (4)	Value of Initial $100 investment based on:		Net Income	Company Selected Measure
					Total Shareholder Return (5)	Peer Group Total Shareholder Return
2022	$4,469,618	$(5,465,107)	$1,917,297	$(915,666)	$88.86	*	$3,274,395	*
2021	$4,243,700	$8,976,473	$3,219,762	$4,730,285	$149.50	*	$42,312,302	*
*Not required for smaller reporting companies

Named Executive Officers, Footnote [Text Block]	For each of 2022 and 2021, the PEO is Scott L. Bok, Chairman and CEO and the non-PEOs are Kevin M. Costantino, President and David A. Wyles, President.
PEO Total Compensation Amount	$ 4,469,618	$ 4,243,700
PEO Actually Paid Compensation Amount	$ (5,465,107)	8,976,473
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate the Compensation Actually Paid (CAP) for the PEO, adjustments to the SCT total compensation, calculated in accordance with the SEC methodology for determining CAP include: (i) a deduction of the RSU awards of $4,200,000 and $4,193,700 granted in 2022 and 2021, respectively, (ii) the addition of share price (depreciation)/appreciation on unvested RSU/PRSU awards of ($5,841,508) and $8,753,724 in years 2022 and 2021, respectively (iii) the addition of accrued dividends on RSUs of $326,402 and $172,749 in years 2022 and 2021, respectively and (iv) a deduction of dividends paid on RSUs of $219,619 and nil in years 2022 and 2021, respectively.
Non-PEO NEO Average Total Compensation Amount	$ 1,917,297	3,219,762
Non-PEO NEO Average Compensation Actually Paid Amount	$ (915,666)	4,730,285
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	To calculate the Average CAP to non-PEO NEOs, adjustments to the Average SCT total compensation, calculated in accordance with the SEC methodology for determining CAP, and averaged over the two non-PEO NEOs include: (i) a deduction of the average RSU awards of $1,250,000 and $2,450,000 granted in 2022 and 2021, respectively, (ii) the addition of share price (depreciation)/appreciation on unvested, average RSU awards of ($1,620,172) and $3,894,940 in years 2022 and 2021, respectively, (iii) the addition of the average accrued dividends on RSUs of $160,100 and $89,306 in years 2022 and 2021, respectively and (iv) a deduction of average dividends paid on RSUs of $122,891 and $23,723 in years 2022 and 2021, respectively.
Total Shareholder Return Amount	$ 88.86	149.50
Net Income (Loss)	$ 3,274,395	42,312,302
PEO Name	Scott L. Bok
PEO [Member] | Adjustment, Deduction of the RSU Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,200,000	4,193,700
PEO [Member] | Adjustment, Addition of share price (depreciation)/appreciation on unvested RSU/PRSU awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,841,508)	8,753,724
PEO [Member] | Adjustment, addition of accrued dividends on RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	326,402	172,749
PEO [Member] | Adjustment, deduction of dividends paid on RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	219,619	0
Non-PEO NEO [Member] | Adjustment, Deduction of the RSU Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,250,000	2,450,000
Non-PEO NEO [Member] | Adjustment, Addition of share price (depreciation)/appreciation on unvested RSU/PRSU awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,620,172)	3,894,940
Non-PEO NEO [Member] | Adjustment, addition of accrued dividends on RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	160,100	89,306
Non-PEO NEO [Member] | Adjustment, deduction of dividends paid on RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 122,891	$ 23,723